UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,051,780
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 28.6% (18.2% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	9/10 at 100.00	BBB	2,002,160
	Chatham College, Series 1998A, 5.250%, 9/01/18
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	209,136
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/12 at 100.00	AA–	3,086,550
	Mellon University, Series 2002, 5.125%, 3/01/32
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,162,407
	Morris University, Series 2006A, 4.750%, 2/15/26
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	A	2,057,940
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000,	11/10 at 101.00	AA	3,062,070
	5.750%, 11/15/29
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	1,827,067
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	892,492
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	730,750
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	227,530
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	665,888
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	627,819
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	588,927
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	549,669
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	514,950
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB+	1,324,277
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	918,423
	University, Series 2010, 5.625%, 4/01/40
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	339,582
	RAAI Insured
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	A	8,021,520
	Series 2001, 5.000%, 12/15/30 – NPFG Insured
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aa2	5,295,200
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	4,831,794
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,406,142
	2006, 4.750%, 5/01/31
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A+	2,726,903
	2007A, 5.000%, 5/01/37 – NPFG Insured
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	N/R	4,971,800
	2001, 5.375%, 7/01/31 – RAAI Insured
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	4,187,727
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	332,013
	University, Series 2002, 5.000%, 1/01/20
1,000	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	AA–	1,035,000
	University, Series 2010, 5.000%, 3/01/40
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,065,940
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	A–	3,036,590
	2003, 5.375%, 1/01/20 – RAAI Insured
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	813,142
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	Aa1	6,991,855
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	609,012
	School Project, Series 2010, 6.000%, 8/01/35
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,838,127
	Bucknell University, Series 2002A, 5.250%, 4/01/18
68,240	Total Education and Civic Organizations			68,950,402
	Health Care – 14.4% (9.2% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Baa3	1,047,662
1,555	5.125%, 4/01/35	4/15 at 100.00	Baa3	1,332,822
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Baa2	1,321,983
	Center Project, Series 2010A, 7.000%, 7/01/27
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	Baa1	1,220,568
	2002, 5.250%, 11/01/15 – AMBAC Insured
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	BBB+	258,840
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	No Opt. Call	A2	837,188
	Hospital Project, Series 2010, 5.375%, 7/01/42
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	1,965,468
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
250	5.800%, 11/15/22	11/12 at 101.00	BB+	249,540
2,800	5.900%, 11/15/28	11/12 at 101.00	BB+	2,661,596
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	3,326,970
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,283,200
	Series 2004A, 5.500%, 11/01/24
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	5,496,798
	Series 2007, 5.000%, 11/01/30 – AGC Insured
	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System
	Project, Series 2009:
3,000	5.500%, 7/01/28	7/19 at 100.00	BBB+	3,063,450
1,000	5.750%, 7/01/39	7/19 at 100.00	BBB+	1,022,340
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	701,359
	Series 2007, 5.125%, 1/01/37
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/12 at 101.00	A	1,018,770
	Abington Memorial Hospital, Series 2002A, 5.000%, 6/01/22
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	223,000
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint	8/18 at 100.00	A3	1,011,630
	Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35
335	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	No Opt. Call	Baa1	360,906
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,801,767
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,060	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A+	691,809
	Series 2007, 1.191%, 12/01/31 – AMBAC Insured
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	Baa1	1,596,096
	Memorial Hospital,, 5.500%, 7/01/29
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	463,176
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	323,746
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	1,508,370
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32
35,173	Total Health Care			34,789,054
	Housing/Multifamily – 3.5% (2.3% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	202,824
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB+	4,589,200
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	3,047,748
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	687,832
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
9,300	Total Housing/Multifamily			8,527,604
	Housing/Single Family – 9.6% (6.1% of Total Investments)
2,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	2,266,628
	4.950%, 10/01/26 (Alternative Minimum Tax)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
1,675	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,683,928
1,670	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	1,678,901
9,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A,	10/15 at 100.00	AA+	8,959,230
	4.900%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,349,350
	4.600%, 10/01/27 (Alternative Minimum Tax)
2,060	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	2,009,283
	4.850%, 10/01/31 (Alternative Minimum Tax)
2,150	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C,	10/17 at 100.00	AA+	2,256,382
	5.450%, 10/01/38
910	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	10/10 at 100.00	AAA	919,118
	6.250%, 10/01/28 (Alternative Minimum Tax)
2,125	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,136,539
	5.450%, 10/01/32 (Alternative Minimum Tax)
23,195	Total Housing/Single Family			23,259,359
	Industrials – 4.4% (2.8% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A1	5,069,950
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	No Opt. Call	A1	5,448,200
	2002, 5.500%, 7/01/12 – AMBAC Insured
10,000	Total Industrials			10,518,150
	Long-Term Care – 3.2% (2.0% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,544,655
	Ministries Project, Series 2009, 6.375%, 1/01/39
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	1,173,326
	Ministries, Series 2007, 5.000%, 1/01/36
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	BBB+	1,390,875
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,575,839
415	5.000%, 11/01/36	11/16 at 100.00	A	416,515
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	Baa1	1,485,570
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
7,795	Total Long-Term Care			7,586,780
	Materials – 1.2% (0.7% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,275,120
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/10 at 100.00	N/R	1,501,640
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
3,010	Total Materials			2,776,760
	Tax Obligation/General – 26.8% (17.1% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 –	5/11 at 100.00	A+	1,851,498
	FGIC Insured
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	3,150,810
	2009, 5.000%, 8/01/29
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AA–	6,705,840
	Series 2002, 5.750%, 7/01/17 (UB)
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	2,704,433
	0.000%, 9/01/30 – AMBAC Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,052,400
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986,	No Opt. Call	Aa1	5,698,676
	13.198%, 3/01/15 (IF)
1,500	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	Aa1	1,797,960
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	Aa1	592,330
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	1,569,960
	6/01/34 – FGIC Insured
4,135	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	4,240,649
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,560,070
	Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aa3	1,141,915
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	A	757,976
	5.000%, 9/15/33 – FGIC Insured
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AAA	23,875,110
	District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB)
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	A	484,044
	District, Series 2003, 5.250%, 11/01/21 – FGIC Insured
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,550,703
	Series 2001A, 5.000%, 4/01/18 – AGM Insured
63,395	Total Tax Obligation/General			64,734,374
	Tax Obligation/Limited – 6.2% (4.0% of Total Investments)
3,500	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series	3/11 at 101.00	A	3,537,590
	2001, 5.000%, 3/01/29 – FGIC Insured
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	2,234,738
	5.000%, 12/01/32 – NPFG Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,968,866
	11/15/17 – AGM Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/10 at 100.00	N/R	3,841,360
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 – AMBAC Insured
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	749,424
	0.000%, 7/01/32 – FGIC Insured
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,660,571
	2010A, 5.500%, 8/01/42
17,105	Total Tax Obligation/Limited			14,992,549
	Transportation – 14.1% (9.0% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	690,593
	Series 2003, 5.250%, 7/01/17
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	406,748
	5.000%, 1/01/40
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	11/10 at 100.00	Baa1	2,035,041
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	5,497,794
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	4,762,362
	0.000%, 12/01/38
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	Aa3	2,232,912
	AMBAC Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	Aa3	4,134,195
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	3,133,694
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC	6/11 at 101.00	A+	5,011,150
	Insured (Alternative Minimum Tax)
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	3,423,348
	Insured (Alternative Minimum Tax)
3,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Ba1	2,773,860
	Subordinate Lien Series 2003D, 5.375%, 1/01/18
35,615	Total Transportation			34,101,697
	U.S. Guaranteed – 30.9% (19.7% of Total Investments) (4)
2,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	A+ (4)	2,076,000
	(Pre-refunded 5/01/11) – FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	A+ (4)	1,368,827
	11/01/20 (Pre-refunded 5/01/11) – FGIC Insured
3,325	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	11/11 at 100.00	A1 (4)	3,526,196
	Bonds, Series 2001, 5.100%, 5/01/20 (Pre-refunded 11/01/11) – FGIC Insured
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	A3 (4)	1,624,098
	Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	A (4)	5,317,250
	(Pre-refunded 12/01/11) – MBIA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds,	2/12 at 100.00	A (4)	6,764,450
	Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured
1,125	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AAA	1,286,854
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	748,211
	University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3 (4)	9,327,600
	Series 2001A, 6.000%, 1/15/31 (Pre-refunded 1/15/11)
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	11,674,643
	2001B, 5.250%, 10/01/30 (Pre-refunded 10/01/11) – AGM Insured
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	602,137
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	1,021,766
610	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	758,584
	MBIA Insured (ETM)
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	6,134,297
3,185	5.000%, 11/01/31 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	3,509,520
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	A+ (4)	6,440,868
	2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,	7/12 at 100.00	N/R (4)	1,759,882
	Series 2002A, 5.250%, 7/01/13 (Pre-refunded 7/01/12) – AMBAC Insured
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,122,979
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/10 at 100.00	A (4)	2,041,540
	2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – MBIA Insured
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (4)	3,642,540
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
3,175	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	3,918,871
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
68,600	Total U.S. Guaranteed			74,667,113
	Utilities – 6.1% (3.9% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	1,327,125
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A	1,438,094
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	705,369
	5.000%, 9/01/26 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	2,085,080
	2003, 5.375%, 7/01/19 – AGM Insured
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	5,385,635
	AMBAC Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	3/12 at 101.00	Baa1	3,786,357
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20
14,570	Total Utilities			14,727,660
	Water and Sewer – 7.4% (4.7% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	2,195,990
	5.000%, 12/01/21 – NPFG Insured
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,357,210
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AA–	5,057,199
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,028,539
	2004, 5.000%, 7/15/22 – AGM Insured
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	1,657,167
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	529,139
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,815	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%,	11/12 at 100.00	A1	1,832,949
	11/01/31 – FGIC Insured
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,271,130
	7/01/23 – AGM Insured
17,370	Total Water and Sewer			17,929,323
$ 374,368	Total Investments (cost $365,920,198) – 156.8%			378,612,605
	Floating Rate Obligations – (11.1)%			(26,805,000)
	Other Assets Less Liabilities – 0.6%			1,420,655
	Auction Rate Preferred Shares, at Liquidation Value – (46.3)% (5)			(111,750,000)
	Net Assets Applicable to Common Shares – 100%			$ 241,478,260

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$378,612,605	$ —	$378,612,605

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $339,555,148.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$16,376,504
Depreciation	(4,124,754)
Net unrealized appreciation (depreciation) of investments	$12,251,750

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010